Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure
Tonnage taxes for the period	$ 339	$ 270	$ 245
Potential income tax in absence of exemption	51	42	15